Schedule of outstanding options (Details) - Share options [member]	6 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2026	Jun. 30, 2026 kr / shares	Jun. 30, 2025 kr / shares
IfrsStatementLineItems [Line Items]
Outstanding Number of options		1,917,529		1,287,065
Weighted average share price outstanding, beginning balance			kr 89.18	kr 116.33
Granted during the period	0
Weighted average share price Granted
Exercised during the period
Weighted average share price Exercised
Forfeited during the period		(99,142)		(7,173)
Weighted average share price Forferited			71.73	kr 113.06
Expired		(22,841)		(303,237)
Weighted average share price Expired			77.55	kr 101.31
Outstanding Number of options		1,795,546		976,655
Weighted average share price Outstanding, ending balance			84.63	kr 121.01
Exercisable at the end of the period		1,390,379		903,147
Weighted average share price Exercisable			kr 88.36	kr 116.80